Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Summary of Equity and Cost Method Investments

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	73,235	73,632
Hangzhou Aqua Ventures Investment Management L.P. (ii)	52,080	48,328
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	39,155	36,961
Others (vi)	37,928	45,309
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	30,000
Haining Yijiayi Culture Co., Ltd. (iv)	25,000	25,000
Shenzhen INMO Technology Co., Ltd. (iv)	—	55,343
Others (vi)	77,125	65,875
Fair value option investment
AEZ Capital Feeder Fund (v)	115,483	143,540

	820,006	893,988